Government STIF Portfolio
SUMMARY INFORMATION GOVERNMENT STIF PORTFOLIO
INVESTMENT OBJECTIVE:
The Portfolio’s investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
FEES AND EXPENSES OF THE PORTFOLIO:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Government STIF Portfolio Government STIF Portfolio USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Government STIF Portfolio Government STIF Portfolio
Management Fees	none
Other Expenses	0.01%
Total Expenses	0.01%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your Portfolio shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Government STIF Portfolio Government STIF Portfolio USD ($)
After 1 Year	$ 1
After 3 Years	3
After 5 Years	6
After 10 Years	$ 13

PRINCIPAL STRATEGIES:
The Portfolio is a "money market fund" that seeks to maintain a stable net asset value, or NAV, of $1.00 per share although there is no guarantee that the Portfolio will maintain a NAV of $1.00 per share.

The Portfolio invests at least 80%, and normally substantially all, of its net assets in marketable obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (which may bear adjustable rates of interest) ("U.S. Government securities") and repurchase agreements related to such securities. This policy may not be changed without 60 days' prior written notice to shareholders. The Portfolio may also invest in when-issued securities.

Effective October 28, 2015, the Portfolio will invest 99.5% or more of its total assets in cash, U.S. Government securities and/or repurchase agreements related to U.S. Government securities that are collateralized fully.

As a money market fund, the Portfolio must meet the requirements of the Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification, and liquidity of the Portfolio's investments. Among other things, Rule 2a-7 requires that the Portfolio's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Portfolio to hold at least 10% and 30% of its total assets in daily liquid assets and weekly liquid assets, respectively, as defined in Rule 2a-7. Rule 2a-7 also limits the Portfolio's investments in illiquid securities to 5% of its total assets.
PRINCIPAL RISKS
  MONEY MARKET FUND RISK AND REGULATORY DEVELOPMENTS: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio's shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio's other shareholders. The Portfolio's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  The Commission recently adopted changes to Rule 2a-7. The new rules do not significantly affect government money market funds, such as the Portfolio. The Portfolio will be required under the new rules to invest 99.5% of its total assets in U.S. Government securities and repurchase agreements related thereto, and the Portfolio has changed its investment policy to conform to this requirement. There are a number of changes under the new rules that relate to diversification, disclosure, reporting, and stress testing requirements. The Portfolio is implementing these changes on or before the dates they become effective. The new rules will also permit the Portfolio, at the discretion of the Portfolio's Board of Directors, to, under certain circumstances, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Portfolio's investments in short-term securities. A decline in interest rates will affect the Portfolio's yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest and principal payments). The Portfolio's investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.
An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible that you may lose money by investing in the Portfolio.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  the Portfolio's average annual returns for one year, five years, and since inception.
The Portfolio's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
Through June 30, 2015, the year-to-date unannualized return for the Portfolio’s shares was 0.05%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: BEST QUARTER WAS UP 1.30%, 2ND QUARTER, 2007; AND WORST QUARTER WAS UP 0.02%, 4TH QUARTER 2014.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
Average Annual Total Returns - Government STIF Portfolio - Government STIF Portfolio	1 YEAR	5 YEARS	SINCE INCEPTION	[1]	Inception date
Total	0.08%	0.11%	1.05%		Dec. 13, 2006
[1]	Inception date: 12/13/2006.

You may obtain the most current seven-day yield information of the Portfolio by calling 800-221-5672 or your financial intermediary.